Quarterly Report
February 28, 2021
MFS®  Blended Research®
Small Cap Equity Fund
BRS-Q3

Portfolio of Investments
2/28/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace – 0.6%
CACI International, Inc., “A” (a)	9,464	$2,094,762
Apparel Manufacturers – 1.0%
Skechers USA, Inc., “A” (a)	94,997	$3,476,890
Automotive – 0.1%
American Axle & Manufacturing, Inc. (a)	17,984	$175,704
Stoneridge, Inc. (a)	5,050	154,833
		$330,537
Biotechnology – 9.2%
Adaptive Biotechnologies Corp. (a)	35,317	$1,997,883
Alkermes PLC (a)	54,791	1,043,221
AnaptysBio, Inc. (a)	26,944	773,293
Avid Bioservices, Inc. (a)	21,084	433,909
Calithera Biosciences, Inc. (a)	115,506	337,278
Clovis Oncology, Inc. (a)(l)	100,973	604,828
Coherus BioSciences, Inc. (a)	86,730	1,408,495
CymaBay Therapeutics, Inc. (a)	187,570	900,336
CytomX Therapeutics, Inc. (a)	179,594	1,409,813
Eiger BioPharmaceuticals, Inc. (a)	24,691	251,108
Emergent BioSolutions, Inc. (a)	22,131	2,124,576
Exelixis, Inc. (a)	14,740	319,268
Five Prime Therapeutics. Inc. (a)	76,609	1,703,018
Lexicon Pharmaceuticals, Inc. (a)	117,757	846,673
Macrogenics, Inc. (a)	79,162	1,979,842
Meridian Bioscience, Inc. (a)	62,628	1,320,198
Novavax, Inc. (a)	13,673	3,161,608
Prothena Corp. PLC (a)	57,538	1,284,248
Radius Health, Inc. (a)	38,748	721,100
Seres Therapeutics, Inc. (a)	19,551	372,251
Sorrento Therapeutics, Inc. (a)	80,273	776,240
Translate Bio, Inc. (a)	54,919	1,281,809
Travere Therapeutics, Inc. (a)	77,616	2,392,125
Vanda Pharmaceuticals, Inc. (a)	55,365	1,032,557
Varex Imaging Corp. (a)	31,674	726,285
Vir Biotechnology, Inc. (a)	15,811	990,243
Voyager Therapeutics, Inc. (a)	79,005	447,958
		$30,640,163
Broadcasting – 0.3%
Sinclair Broadcast Group, Inc.	35,178	$1,088,056
Brokerage & Asset Managers – 1.4%
Evercore Partners, Inc.	37,768	$4,523,473
Business Services – 2.6%
BrightView Holdings, Inc. (a)	95,612	$1,521,187
Forrester Research, Inc. (a)	61,861	2,794,880
MoneyGram International, Inc. (a)	170,563	1,137,655
Proofpoint, Inc. (a)	12,126	1,466,276
Rush Enterprises, Inc., “A”	40,790	1,730,720
		$8,650,718
Cable TV – 0.9%
Cable One, Inc.	1,637	$3,134,609

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 1.7%
Element Solutions, Inc.	227,970	$4,114,859
Rayonier Advanced Materials, Inc. (a)	161,560	1,494,430
		$5,609,289
Computer Software – 4.2%
ACI Worldwide, Inc. (a)	33,759	$1,291,619
Appian Corp. (a)	3,637	625,200
Cerence, Inc. (a)	7,591	844,271
Cornerstone OnDemand, Inc. (a)	23,359	1,180,097
Mimecast Ltd. (a)	14,464	620,216
Pagerduty, Inc. (a)	72,731	3,253,985
Paylocity Holding Corp. (a)	16,680	3,189,049
Ping Identity Holding Corp. (a)	66,195	1,550,949
Tenable Holdings, Inc. (a)	36,084	1,476,197
		$14,031,583
Computer Software - Systems – 2.5%
Box, Inc., “A” (a)	203,399	$3,732,372
Five9, Inc. (a)	22,255	4,122,516
Pitney Bowes, Inc.	67,774	574,723
		$8,429,611
Construction – 4.1%
Builders FirstSource, Inc. (a)	115,835	$5,011,601
Eagle Materials, Inc.	34,062	4,270,694
GMS, Inc. (a)	29,599	1,083,323
Trex Co., Inc. (a)	36,258	3,322,683
		$13,688,301
Consumer Products – 3.1%
Energizer Holdings, Inc.	73,477	$3,071,339
Nu Skin Enterprises, Inc., “A”	31,135	1,593,489
Prestige Brands Holdings, Inc. (a)	108,025	4,505,723
Tupperware Brands Corp. (a)	38,595	1,179,849
		$10,350,400
Consumer Services – 1.3%
Grand Canyon Education, Inc. (a)	29,272	$3,064,486
Medifast, Inc.	1,699	429,830
Planet Fitness, Inc. (a)	9,481	816,219
		$4,310,535
Electrical Equipment – 1.4%
Advanced Drainage Systems, Inc.	1,920	$211,238
Resideo Technologies, Inc. (a)	8,534	204,987
TriMas Corp. (a)	126,203	4,239,159
		$4,655,384
Electronics – 4.8%
Advanced Energy Industries, Inc.	24,729	$2,582,944
Amkor Technology, Inc.	144,441	3,450,695
Jabil Circuit, Inc.	36,705	1,584,555
Plexus Corp. (a)	40,113	3,368,690
Sanmina Corp. (a)	41,237	1,468,862
Silicon Laboratories, Inc. (a)	23,591	3,674,062
		$16,129,808

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 0.2%
Antero Resources Corp. (a)	23,839	$214,551
CONSOL Energy, Inc. (a)	45,887	496,038
		$710,589
Engineering - Construction – 2.2%
APi Group, Inc. (a)	73,594	$1,361,489
Construction Partners, Inc., “A” (a)	32,287	934,386
Quanta Services, Inc.	59,068	4,952,852
		$7,248,727
Food & Beverages – 1.1%
Hostess Brands, Inc. (a)	266,331	$3,832,503
Forest & Paper Products – 0.7%
Clearwater Paper Corp. (a)	33,963	$1,189,045
Verso Corp., “A”	84,703	1,058,787
		$2,247,832
Gaming & Lodging – 2.1%
Penn National Gaming, Inc. (a)	31,743	$3,675,204
Wyndham Hotels & Resorts, Inc.	49,488	3,230,577
		$6,905,781
Insurance – 3.3%
Brighthouse Financial, Inc. (a)	17,816	$710,680
CNO Financial Group, Inc.	222,446	5,352,051
Heritage Insurance Holdings, Inc.	40,764	395,819
James River Group Holdings, Ltd.	9,700	445,327
Reinsurance Group of America, Inc.	33,101	4,045,935
		$10,949,812
Internet – 2.1%
Cars.com, Inc. (a)	207,402	$2,420,381
Digital Turbine, Inc. (a)	23,302	1,924,046
TechTarget (a)	25,887	2,164,930
TrueCar, Inc. (a)	84,958	460,473
		$6,969,830
Leisure & Toys – 3.4%
Brunswick Corp.	45,663	$4,035,240
Malibu Boats, Inc., “A” (a)	49,530	3,691,966
Nautilus, Inc. (a)	33,230	611,764
Scientific Games Corp. (a)	64,288	3,010,607
		$11,349,577
Machinery & Tools – 2.5%
ACCO Brands Corp.	27,969	$226,549
AGCO Corp.	4,422	572,561
Herman Miller, Inc.	15,228	584,070
ITT, Inc.	19,923	1,653,211
Regal Beloit Corp.	34,333	4,692,291
Titan Machinery, Inc. (a)	25,945	635,652
		$8,364,334
Medical & Health Technology & Services – 3.6%
Covetrus, Inc. (a)	18,851	$700,503
Owens & Minor, Inc.	82,611	2,809,600
Signify Health, Inc., “A” (a)	37,637	1,242,774
Syneos Health, Inc. (a)	41,690	3,224,722

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical & Health Technology & Services – continued
Tenet Healthcare Corp. (a)	78,409	$4,000,427
		$11,978,026
Medical Equipment – 5.0%
Accuray, Inc. (a)	164,572	$819,569
Alphatec Holdings, Inc. (a)	72,770	1,167,958
AngioDynamics, Inc. (a)	64,053	1,341,910
Avanos Medical, Inc. (a)	40,007	1,839,522
Bio-Techne Corp.	10,604	3,835,361
Envista Holdings Corp. (a)	9,433	363,548
GenMark Diagnostics, Inc. (a)	39,855	779,165
Integer Holdings Corp. (a)	29,863	2,633,618
LivaNova PLC (a)	4,767	369,633
Merit Medical Systems, Inc. (a)	19,548	1,089,214
OraSure Technologies, Inc. (a)	64,500	683,700
Orthofix Medical, Inc. (a)	16,188	752,904
Zynex, Inc. (a)	71,357	1,036,104
		$16,712,206
Metals & Mining – 0.9%
Ryerson Holding Corp. (a)	76,767	$977,244
United States Steel Corp.	117,981	1,959,664
		$2,936,908
Natural Gas - Distribution – 0.4%
Clean Energy Fuels Corp. (a)	24,714	$322,270
MDU Resources Group, Inc.	33,657	945,762
		$1,268,032
Natural Gas - Pipeline – 0.2%
Antero Midstream Corp.	76,734	$676,794
Network & Telecom – 0.5%
Cambium Networks Corp. (a)	25,220	$1,066,554
QTS Realty Trust, Inc., REIT, “A”	7,574	470,497
		$1,537,051
Oil Services – 2.4%
Cactus, Inc., “A”	175,859	$5,604,626
ChampionX Corp. (a)	16,893	359,314
Liberty Oilfield Services, Inc.	32,849	384,005
MRC Global, Inc. (a)	205,931	1,799,837
		$8,147,782
Other Banks & Diversified Financials – 10.3%
Bank OZK	102,167	$4,211,324
Cathay General Bancorp, Inc.	144,557	5,441,126
First Hawaiian, Inc.	88,035	2,455,296
Hanmi Financial Corp.	197,435	3,380,087
Herc Holdings, Inc. (a)	27,715	2,432,268
Organogenesis Holdings, Inc. (a)	25,311	384,980
Prosperity Bancshares, Inc.	41,814	3,072,075
Signature Bank	11,683	2,550,866
SLM Corp.	218,888	3,456,242
UMB Financial Corp.	43,735	3,689,922
Wintrust Financial Corp.	44,508	3,278,459
		$34,352,645

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – 2.7%
Amneal Pharmaceuticals, Inc. (a)	63,627	$342,950
Aquestive Therapeutics, Inc. (a)(l)	42,764	195,859
Arcturus Therapeutics Holdings Inc. (a)	6,656	350,572
Collegium Pharmaceutical, Inc. (a)	55,233	1,302,946
G1 Therapeutics, Inc. (a)	38,527	851,447
Gritstone Oncology, Inc. (a)	60,191	816,792
IDEAYA Biosciences, Inc. (a)	53,740	1,024,822
Ironwood Pharmaceuticals, Inc. (a)	13,192	121,762
OPKO Health, Inc. (a)(l)	34,664	155,988
Phibro Animal Health Corp., “A”	48,192	1,039,501
TCR Therapeutics, Inc. (a)	4,527	119,784
United Therapeutics Corp. (a)	15,741	2,631,580
		$8,954,003
Railroad & Shipping – 0.3%
Diamond S Shipping, Inc. (a)	108,804	$881,312
Real Estate – 7.1%
Corporate Office Properties Trust, REIT	31,807	$826,982
Industrial Logistics Properties Trust, REIT	161,477	3,434,616
Innovative Industrial Properties, Inc., REIT	10,089	1,967,355
Lexington Realty Trust, REIT	383,512	4,111,249
Life Storage, Inc., REIT	1,643	137,848
National Storage Affiliates Trust, REIT	29,759	1,147,209
RE/MAX Holdings, Inc., “A”	45,649	1,904,476
Spirit Realty Capital, Inc., REIT	68,510	2,947,300
STAG Industrial, Inc., REIT	110,743	3,493,942
STORE Capital Corp., REIT	109,757	3,670,274
		$23,641,251
Restaurants – 1.5%
Texas Roadhouse, Inc.	54,493	$4,952,324
Specialty Chemicals – 2.4%
Axalta Coating Systems Ltd. (a)	70,552	$1,928,891
Kraton Corp. (a)	20,172	750,197
Renewable Energy Group, Inc. (a)	17,970	1,397,527
Univar Solutions, Inc. (a)	191,934	3,821,406
		$7,898,021
Specialty Stores – 2.7%
At Home Group, Inc. (a)	41,175	$1,037,198
Bed Bath & Beyond, Inc.	6,432	172,764
Camping World Holdings, Inc. “A”	49,220	1,540,586
CarParts.com, Inc. (a)	16,457	291,783
Lumber Liquidators Holdings, Inc. (a)	43,294	1,072,392
Overstock.com, Inc. (a)	30,811	2,069,575
Petco Health & Wellness Co., Inc. (a)	72,251	1,439,962
Urban Outfitters, Inc. (a)	39,158	1,327,456
		$8,951,716
Telecommunications - Wireless – 0.2%
Telephone and Data Systems, Inc.	40,954	$732,667
Telephone Services – 0.1%
Consolidated Communications Holdings, Inc. (a)	82,349	$433,156

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Trucking – 1.2%
Daseke, Inc. (a)	41,673	$230,035
Forward Air Corp.	45,081	3,866,597
		$4,096,632
Utilities - Electric Power – 1.0%
Clearway Energy, Inc., “A”	46,674	$1,220,525
NRG Energy, Inc.	33,295	1,215,600
Portland General Electric Co.	25,311	1,067,112
		$3,503,237
Total Common Stocks		$331,376,867
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 0.07% (v)	2,113,453	$2,113,453
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.05% (j)	5,250	$5,250

Other Assets, Less Liabilities – 0.1%		267,900
Net Assets – 100.0%		$333,763,470
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,113,453 and $331,382,117, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 28, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$331,376,867	$—	$—	$331,376,867
Mutual Funds	2,118,703	—	—	2,118,703
Total	$333,495,570	$—	$—	$333,495,570
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Securities Lending Collateral
At February 28, 2021, the value of securities loaned was $379,399. These loans were collateralized by cash of $5,250 and U.S. Treasury Obligations (held by the lending agent) of $385,365.

Supplemental Information (unaudited) – continued
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,526,382	$53,140,166	$53,552,937	$(158)	$—	$2,113,453
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,769	$—
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.